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                                    [GRAPHIC]




                                            NEW ENGLAND FINANCIAL
                                            NEW ENGLAND ZENITH FUND
                                            METROPOLITAN SERIES FUND, INC.
                                            MET INVESTORS SERIES TRUST
                                            AMERICAN FUNDS INSURANCE
                                            SERIES/(SM)/

      ANNUAL REPORTS
      DECEMBER 31, 2002


[LOGO] NEF
NEW ENGLAND FINANCIAL/TM/
A MetLife Affiliate

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  IMPORTANT INFORMATION:
  FOR VARIABLE ANNUITY AND VARIABLE LIFE CLIENTS/1/

  New England Financial now offers electronic access to your variable annuity and variable life prospectuses, annual and semiannual reports and other consumer information. Takes only minutes to enroll.

  Simply visit:
                            www.nef.esourcelink.net

  Make sure that you have your contract or policy number handy. You'll need to enter it to enroll.

/1/ Currently available to all New England Financial variable annuity and variable life clients except contract owners of Preference variable annuity contracts.

                                             New England Life Insurance Company
Not part of the Semiannual Report                          501 Boylston Street,
                                                     Boston Massachusetts 02116

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Annual Reports dated December 31, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Account of Metropolitan Life Insurance Company pursuant to
Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the annual report for all series of New England Zenith Fund, Inc. as filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference is the annual report for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference is the annual report for certain portfolios of the Met Investors Series Trust as filed on Form N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference is the annual report for certain series of American Fund Insurance Series as filed on Form N-30D, CIK No. 0000729528, File No. 002-86838.

Incorporated by reference is the annual report for the Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as filed on Form N-30D, CIK No. 0000356494, File No. 002-75010.

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The National Association of Securities Dealers Regulation, Inc. (NASDR) has a
"Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

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[LOGO] NEW ENGLAND FINANCIAL tm
A MetLife Affiliate

NEW ENGLAND LIFE INSURANCE COMPANY
JOHNSTOWN OFFICE, 500 SCHOOLHOUSE ROAD
JOHNSTOWN, PA 15904-2914

EQUAL OPPORTUNITY EMPLOYER M/F
(C) 2003 NEW ENGLAND LIFE INSURANCE COMPANY

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This booklet has been prepared for variable contract owners of
New England Life Insurance Company, Boston, MA and of
Metropolitan Life Insurance Company, New York, NY


NEFCOMBK1 (1202)

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